Employee Benefits, Plan Assets Invested (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Plan Assets [Abstract]
Re-measurement value of defined pension plan	$ (19,080,852)	$ (16,451,061)	$ (15,414,937)
Telmex's [Member]
Plan Assets [Abstract]
Plan assets included in net pension liability	$ 160,323,036	$ 159,328,024
Percentage of equity and debt instruments	45.30%	45.80%
Re-measurement value of defined pension plan	$ 38,637,097	$ 33,858,384
Increase (decrease) in fair value of related party pension plan investments	$ (6,039,397)	$ 21,428,270
Puerto Rico [Member]
Plan Assets [Abstract]
Equity instruments	59.00%	53.00%
Debt instruments	11.00%	12.00%
Others	30.00%	35.00%
Total	100.00%	100.00%
Brazil [Member]
Plan Assets [Abstract]
Equity instruments	0.00%	0.00%
Debt instruments	94.00%	93.00%
Others	6.00%	7.00%
Total	100.00%	100.00%
Mexico [Member]
Plan Assets [Abstract]
Equity instruments	72.00%	76.00%
Debt instruments	28.00%	24.00%
Others	0.00%	0.00%
Total	100.00%	100.00%